Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Interest income:
Portfolio loans (including fees)	$ 102,099	$ 126,435	$ 161,856
Loans held for sale	86	210	494
Taxable investment securities	233	359	370
Federal funds sold	9	10	17
Other	1,366	1,814	1,183
Total interest income	103,793	128,828	163,920
Interest expense:
Deposits	24,215	41,065	62,405
Debt obligations and other	12,353	15,998	20,381
Total interest expense	36,568	57,063	82,786
Net interest income	67,225	71,765	81,134
Provision for loan losses - Note D	41,362	148,275	158,589
Net interest income (deficiency) after provision for loan losses	25,863	(76,510)	(77,455)
Noninterest income:
Service charges on deposit accounts	3,256	3,373	4,209
Trust and wealth-management revenue	3,246	4,200	4,957
Fees from origination of non-portfolio residential mortgage loans	994	1,643	2,324
Gain on sales of government-guaranteed loans	1,552	818	864
Gain on debt extinguishment-Notes I and J	16,861	1,255	0
Realized gains (losses) on sale of investment securities available for sale	(10)	(351)	7
Other	15,844	11,524	8,156
Total noninterest income	41,743	22,462	20,517
Noninterest expense:
Salaries and employee benefits	49,851	58,099	71,649
Occupancy	10,200	12,300	12,497
Equipment rent, depreciation and maintenance	7,468	8,678	16,585
Costs associated with foreclosed properties and other real estate owned	29,380	38,911	44,231
FDIC insurance premiums and other regulatory fees	9,457	13,709	11,246
Goodwill impairment - Note G	0	59,734	3,431
Other	22,262	26,250	29,609
Total noninterest expense	128,618	217,681	189,248
Loss before income taxes (benefit)	(61,012)	(271,729)	(246,186)
Income tax expense (benefit)-Note N	(3,138)	(7,254)	7,541
Loss from continuing operations	(57,874)	(264,475)	(253,727)
Discontinued operations-Note L:
Income (loss) from operations of bank subsidiaries sold	2,582	3,641	(1,123)
Gain on sale of bank subsidiaries	5,495	15,784	1,187
Less income tax expense-Note N	2,129	9,314	10,877
Income (loss) from discontinued operations	5,948	10,111	(10,813)
NET LOSS	(51,926)	(254,364)	(264,540)
Net losses attributable to non controlling interests in consolidated subsidiaries	6,499	29,149	69,371
NET LOSS ATTRIBUTABLE TO CAPITOL BANCORP LIMITED	$ (45,427)	$ (225,215)	$ (195,169)
NET LOSS PER SHARE ATTRIBUTABLE TO CAPITOL BANCORP LIMITED-Note O:	$ (1.17)	$ (11.16)	$ (11.28)